Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest	$ 2.2	$ 2.2
Inventory	1.9	1.7
Other prepaid expenses	1.5	1.1
Prepaid insurance	1.1	0.3
Other current assets	1.4	1.3
Total	$ 8.1	$ 6.6